Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Net Loss Per Share
14.	Net Loss Per Share

As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, the potential ordinary shares including unvested restricted shares of 3,880,000, 25,905,000 and nil were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Effective on January 26, 2024, the Company changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares.

Effective on August 19, 2025, the Company changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to two hundred and forty (240) Class A ordinary shares to a new ADS ratio of one ADS representing four thousand and eight hundred (4,800) Class A ordinary shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31
	2023	2024	2025
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders	(3,160)	(94,272)	42,535
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders	(79,811)	(93,719)	(40,265)
Net (loss)/income attributable to Token Cat Limited’s shareholders	(82,971)	(187,991)	2,270
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	406,802,365	520,221,825	569,105,909
Basic and diluted net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders	(0.01)	(0.18)	0.07
Basic and diluted net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders	(0.19)	(0.18)	(0.07)
Basic and diluted net (loss)/income per share attributable to Token Cat Limited’s shareholders	(0.20)	(0.36)	—